Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Aerospace & Defense - 1.5%
Axon Enterprise, Inc. (A)	1,154	$ 229,634
Boeing Co. (A)	9,535	1,827,669
General Dynamics Corp.	3,776	834,383
Howmet Aerospace, Inc.	6,052	279,905
Huntington Ingalls Industries, Inc.	635	129,908
L3 Harris Technologies, Inc.	3,144	547,433
Lockheed Martin Corp.	3,803	1,555,275
Northrop Grumman Corp.	2,417	1,063,939
RTX Corp.	24,638	1,773,197
Textron, Inc.	3,477	271,693
TransDigm Group, Inc. (A)	928	782,425

		9,295,461

Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	1,886	162,441
Expeditors International of Washington, Inc.	2,513	288,065
FedEx Corp.	3,916	1,037,427
United Parcel Service, Inc., Class B	12,221	1,904,887

		3,392,820

Automobile Components - 0.1%
Aptiv PLC (A)	4,615	454,993
BorgWarner, Inc.	3,763	151,912

		606,905

Automobiles - 2.2%
Ford Motor Co.	65,917	818,689
General Motors Co.	23,563	776,872
Tesla, Inc. (A)	46,442	11,620,718

		13,216,279

Banks - 3.0%
Bank of America Corp.	116,772	3,197,217
Citigroup, Inc.	32,879	1,352,313
Citizens Financial Group, Inc.	8,256	221,261
Comerica, Inc.	2,321	96,438
Fifth Third Bancorp	11,692	296,158
Huntington Bancshares, Inc.	24,521	255,018
JPMorgan Chase & Co.	48,876	7,087,998
KeyCorp	16,119	173,441
M&T Bank Corp.	2,801	354,187
PNC Financial Services Group, Inc.	6,764	830,416
Regions Financial Corp.	16,108	277,058
Truist Financial Corp.	22,382	640,349
US Bancorp	26,186	865,709
Wells Fargo & Co.	61,536	2,514,361
Zions Bancorp NA	2,270	79,200

		18,241,124

Beverages - 1.6%
Brown-Forman Corp., Class B	3,175	183,166
Coca-Cola Co.	65,536	3,668,705
Constellation Brands, Inc., Class A	2,737	687,890
Keurig Dr. Pepper, Inc.	16,920	534,164
Molson Coors Beverage Co., Class B	3,113	197,956
Monster Beverage Corp. (A)	12,509	662,352
PepsiCo, Inc.	23,196	3,930,330

		9,864,563

	Shares	Value
COMMON STOCKS (continued)
Biotechnology - 2.1%
AbbVie, Inc.	29,703	$ 4,427,529
Amgen, Inc.	9,007	2,420,721
Biogen, Inc. (A)	2,460	632,245
Gilead Sciences, Inc.	21,050	1,577,487
Incyte Corp. (A)	3,106	179,434
Moderna, Inc. (A)	5,493	567,372
Regeneron Pharmaceuticals, Inc. (A)	1,821	1,498,610
Vertex Pharmaceuticals, Inc. (A)	4,348	1,511,973

		12,815,371

Broadline Retail - 3.3%
Amazon.com, Inc. (A)	153,013	19,451,013
eBay, Inc.	8,918	393,195
Etsy, Inc. (A)	2,013	129,999

		19,974,207

Building Products - 0.4%
A.O. Smith Corp.	1,991	131,665
Allegion PLC	1,515	157,863
Carrier Global Corp.	14,016	773,683
Johnson Controls International PLC	11,639	619,311
Masco Corp.	3,805	203,377
Trane Technologies PLC	3,870	785,262

		2,671,161

Capital Markets - 2.8%
Ameriprise Financial, Inc.	1,766	582,215
Bank of New York Mellon Corp.	13,098	558,630
BlackRock, Inc.	2,360	1,525,716
Blackstone, Inc.	11,937	1,278,930
Cboe Global Markets, Inc.	1,797	280,709
Charles Schwab Corp.	25,089	1,377,386
CME Group, Inc.	6,082	1,217,738
FactSet Research Systems, Inc.	653	285,531
Franklin Resources, Inc.	4,532	111,397
Goldman Sachs Group, Inc.	5,608	1,814,580
Intercontinental Exchange, Inc.	9,678	1,064,774
Invesco Ltd.	7,271	105,575
MarketAxess Holdings, Inc.	643	137,370
Moody’s Corp.	2,646	836,586
Morgan Stanley	21,458	1,752,475
MSCI, Inc.	1,359	697,276
Nasdaq, Inc.	5,821	282,842
Northern Trust Corp.	3,392	235,676
Raymond James Financial, Inc.	3,144	315,752
S&P Global, Inc.	5,473	1,999,889
State Street Corp.	5,528	370,155
T. Rowe Price Group, Inc.	3,832	401,862

		17,233,064

Chemicals - 1.7%
Air Products & Chemicals, Inc.	3,721	1,054,531
Albemarle Corp.	1,979	336,509
Celanese Corp.	1,713	215,016
CF Industries Holdings, Inc.	3,359	288,001
Corteva, Inc.	12,050	616,478
Dow, Inc.	11,860	611,502
DuPont de Nemours, Inc.	7,707	574,865
Eastman Chemical Co.	1,929	147,993
Ecolab, Inc.	4,204	712,158
FMC Corp.	2,064	138,226
International Flavors & Fragrances, Inc.	4,223	287,882
Linde PLC	8,247	3,070,770
LyondellBasell Industries NV, Class A	4,310	408,157

Transamerica Series Trust	Page 1

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Mosaic Co.	5,431	$ 193,344
PPG Industries, Inc.	3,909	507,388
Sherwin-Williams Co.	3,972	1,013,058

		10,175,878

Commercial Services & Supplies - 0.5%
Cintas Corp.	1,452	698,426
Copart, Inc. (A)	14,432	621,875
Republic Services, Inc.	3,466	493,940
Rollins, Inc.	3,997	149,208
Waste Management, Inc.	6,269	955,646

		2,919,095

Communications Equipment - 0.9%
Arista Networks, Inc. (A)	4,198	772,138
Cisco Systems, Inc.	68,537	3,684,549
F5, Inc. (A)	1,046	168,552
Juniper Networks, Inc.	5,554	154,346
Motorola Solutions, Inc.	2,845	774,523

		5,554,108

Construction & Engineering - 0.1%
Quanta Services, Inc.	2,448	457,947

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,043	428,131
Vulcan Materials Co.	2,243	453,131

		881,262

Consumer Finance - 0.4%
American Express Co.	9,785	1,459,824
Capital One Financial Corp.	6,481	628,981
Discover Financial Services	4,194	363,326
Synchrony Financial	7,326	223,956

		2,676,087

Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp.	7,467	4,218,556
Dollar General Corp.	3,726	394,211
Dollar Tree, Inc. (A)	3,541	376,939
Kroger Co.	11,003	492,384
Sysco Corp.	8,612	568,823
Target Corp.	7,735	855,259
Walgreens Boots Alliance, Inc.	11,969	266,191
Walmart, Inc.	24,004	3,838,960

		11,011,323

Containers & Packaging - 0.2%
Amcor PLC	25,118	230,081
Avery Dennison Corp.	1,393	254,459
Ball Corp.	5,276	262,639
International Paper Co.	6,020	213,529
Packaging Corp. of America	1,544	237,081
Sealed Air Corp.	2,274	74,724
Westrock Co.	4,462	159,740

		1,432,253

Distributors - 0.1%
Genuine Parts Co.	2,345	338,571
LKQ Corp.	4,333	214,527
Pool Corp.	658	234,314

		787,412

	Shares	Value
COMMON STOCKS (continued)
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	120,612	$ 1,811,592
Verizon Communications, Inc.	70,857	2,296,476

		4,108,068

Electric Utilities - 1.6%
Alliant Energy Corp.	4,299	208,286
American Electric Power Co., Inc.	8,648	650,502
Constellation Energy Corp.	5,395	588,487
Duke Energy Corp.	12,903	1,138,819
Edison International	6,535	413,600
Entergy Corp.	3,621	334,942
Evergy, Inc.	3,984	201,989
Eversource Energy	5,818	338,317
Exelon Corp.	16,891	638,311
FirstEnergy Corp.	9,098	310,970
NextEra Energy, Inc.	34,110	1,954,162
NRG Energy, Inc.	3,903	150,344
PG&E Corp. (A)	35,172	567,324
Pinnacle West Capital Corp.	1,960	144,413
PPL Corp.	12,208	287,620
Southern Co.	18,436	1,193,178
Xcel Energy, Inc.	9,139	522,934

		9,644,198

Electrical Equipment - 0.6%
AMETEK, Inc.	3,908	577,446
Eaton Corp. PLC	6,736	1,436,654
Emerson Electric Co.	9,679	934,701
Generac Holdings, Inc. (A)	995	108,415
Rockwell Automation, Inc.	1,932	552,301

		3,609,517

Electronic Equipment, Instruments & Components - 0.6%
Amphenol Corp., Class A	10,092	847,627
CDW Corp.	2,298	463,645
Corning, Inc.	13,066	398,121
Keysight Technologies, Inc. (A)	2,995	396,268
TE Connectivity Ltd.	5,348	660,638
Teledyne Technologies, Inc. (A)	773	315,832
Trimble, Inc. (A)	4,293	231,221
Zebra Technologies Corp., Class A (A)	886	209,566

		3,522,918

Energy Equipment & Services - 0.4%
Baker Hughes Co.	17,217	608,104
Halliburton Co.	15,146	613,413
Schlumberger NV	24,070	1,403,281

		2,624,798

Entertainment - 1.3%
Activision Blizzard, Inc.	11,984	1,122,062
Electronic Arts, Inc.	4,146	499,178
Live Nation Entertainment, Inc. (A)	2,406	199,794
Netflix, Inc. (A)	7,488	2,827,469
Take-Two Interactive Software, Inc. (A)	2,618	367,541
Walt Disney Co. (A)	30,794	2,495,854
Warner Bros Discovery, Inc. (A)	37,286	404,926

		7,916,824

Financial Services - 4.3%
Berkshire Hathaway, Inc., Class B (A)	30,672	10,744,402
Fidelity National Information Services, Inc.	9,942	549,494
Fiserv, Inc. (A)	10,253	1,158,179
FleetCor Technologies, Inc. (A)	1,237	315,855

Transamerica Series Trust	Page 2

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Financial Services (continued)
Global Payments, Inc.	4,405	$ 508,293
Jack Henry & Associates, Inc.	1,250	188,925
Mastercard, Inc., Class A	13,993	5,539,969
PayPal Holdings, Inc. (A)	18,467	1,079,581
Visa, Inc., Class A	27,024	6,215,790

		26,300,488

Food Products - 1.0%
Archer-Daniels-Midland Co.	9,242	697,032
Bunge Ltd.	2,589	280,259
Campbell Soup Co.	3,477	142,835
Conagra Brands, Inc.	7,855	215,384
General Mills, Inc.	9,867	631,389
Hershey Co.	2,445	489,196
Hormel Foods Corp.	4,969	188,971
J.M. Smucker Co.	1,793	220,378
Kellogg Co.	4,231	251,787
Kraft Heinz Co.	13,610	457,840
Lamb Weston Holdings, Inc.	2,387	220,702
McCormick & Co., Inc.	4,298	325,101
Mondelez International, Inc., Class A	22,983	1,595,020
Tyson Foods, Inc., Class A	4,811	242,907

		5,958,801

Gas Utilities - 0.0% (B)
Atmos Energy Corp.	2,425	256,880

Ground Transportation - 0.8%
CSX Corp.	34,054	1,047,160
JB Hunt Transport Services, Inc.	1,411	266,002
Norfolk Southern Corp.	3,859	759,953
Old Dominion Freight Line, Inc.	1,529	625,575
Union Pacific Corp.	10,278	2,092,909

		4,791,599

Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	29,295	2,837,221
Align Technology, Inc. (A)	1,199	366,079
Baxter International, Inc.	8,614	325,092
Becton Dickinson & Co.	4,803	1,241,720
Boston Scientific Corp. (A)	24,307	1,283,410
Cooper Cos., Inc.	820	260,768
DENTSPLY SIRONA, Inc.	3,372	115,188
Dexcom, Inc. (A)	6,505	606,916
Edwards Lifesciences Corp. (A)	10,174	704,855
GE HealthCare Technologies, Inc.	6,663	453,351
Hologic, Inc. (A)	4,165	289,051
IDEXX Laboratories, Inc. (A)	1,409	616,113
Insulet Corp. (A)	1,166	185,965
Intuitive Surgical, Inc. (A)	5,911	1,727,726
Medtronic PLC	22,443	1,758,633
ResMed, Inc.	2,476	366,126
STERIS PLC	1,658	363,798
Stryker Corp.	5,702	1,558,186
Teleflex, Inc.	780	153,200
Zimmer Biomet Holdings, Inc.	3,515	394,453

		15,607,851

Health Care Providers & Services - 3.0%
Cardinal Health, Inc.	4,294	372,805
Cencora, Inc.	2,760	496,717
Centene Corp. (A)	9,302	640,722
Cigna Group	4,996	1,429,206
CVS Health Corp.	21,647	1,511,394
DaVita, Inc. (A)	903	85,361
Elevance Health, Inc.	3,999	1,741,245

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
HCA Healthcare, Inc.	3,385	$ 832,642
Henry Schein, Inc. (A)	2,111	156,742
Humana, Inc.	2,116	1,029,476
Laboratory Corp. of America Holdings	1,465	294,538
McKesson Corp.	2,297	998,850
Molina Healthcare, Inc. (A)	1,001	328,218
Quest Diagnostics, Inc.	1,847	225,075
UnitedHealth Group, Inc.	15,579	7,854,776
Universal Health Services, Inc., Class B	1,044	131,262

		18,129,029

Health Care REITs - 0.2%
Healthpeak Properties, Inc.	9,397	172,529
Ventas, Inc.	6,865	289,222
Welltower, Inc.	8,439	691,323

		1,153,074

Hotel & Resort REITs - 0.0% (B)
Host Hotels & Resorts, Inc.	11,918	191,522

Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc., Class A (A)	7,171	983,933
Booking Holdings, Inc. (A)	600	1,850,370
Caesars Entertainment, Inc. (A)	3,545	164,311
Carnival Corp. (A)	16,673	228,754
Chipotle Mexican Grill, Inc. (A)	467	855,465
Darden Restaurants, Inc.	2,073	296,895
Domino’s Pizza, Inc.	592	224,244
Expedia Group, Inc. (A)	2,452	252,728
Hilton Worldwide Holdings, Inc.	4,449	668,151
Las Vegas Sands Corp.	5,505	252,349
Marriott International, Inc., Class A	4,213	828,107
McDonald’s Corp.	12,296	3,239,258
MGM Resorts International (A)	4,916	180,712
Norwegian Cruise Line Holdings Ltd. (A)	6,942	114,404
Royal Caribbean Cruises Ltd. (A)	3,672	338,338
Starbucks Corp.	19,336	1,764,797
Wynn Resorts Ltd.	1,655	152,938
Yum! Brands, Inc.	4,748	593,215

		12,988,969

Household Durables - 0.3%
D.R. Horton, Inc.	5,219	560,886
Garmin Ltd.	2,521	265,209
Lennar Corp., Class A	4,322	485,058
Mohawk Industries, Inc. (A)	932	79,975
NVR, Inc. (A)	51	304,129
PulteGroup, Inc.	3,705	274,355
Whirlpool Corp.	930	124,341

		2,093,953

Household Products - 1.3%
Church & Dwight Co., Inc.	4,176	382,647
Clorox Co.	2,070	271,294
Colgate-Palmolive Co.	14,044	998,669
Kimberly-Clark Corp.	5,728	692,229
Procter & Gamble Co.	39,773	5,801,290

		8,146,129

Independent Power & Renewable Electricity Producers - 0.0% (B)
AES Corp.	11,171	169,799

Industrial Conglomerates - 0.8%
3M Co.	9,245	865,517

Transamerica Series Trust	Page 3

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Industrial Conglomerates (continued)
General Electric Co.	18,362	$ 2,029,919
Honeywell International, Inc.	11,220	2,072,783

		4,968,219

Industrial REITs - 0.3%
Prologis, Inc.	15,575	1,747,671

Insurance - 2.2%
Aflac, Inc.	9,246	709,630
Allstate Corp.	4,424	492,878
American International Group, Inc.	12,287	744,592
Aon PLC, Class A	3,453	1,119,532
Arch Capital Group Ltd. (A)	6,280	500,579
Arthur J Gallagher & Co.	3,597	819,864
Assurant, Inc.	869	124,771
Brown & Brown, Inc.	4,000	279,360
Chubb Ltd.	6,994	1,456,011
Cincinnati Financial Corp.	2,645	270,557
Everest Group Ltd.	738	274,292
Globe Life, Inc.	1,514	164,617
Hartford Financial Services Group, Inc.	5,250	372,278
Loews Corp.	3,077	194,805
Marsh & McLennan Cos., Inc.	8,349	1,588,815
MetLife, Inc.	10,928	687,480
Principal Financial Group, Inc.	3,827	275,812
Progressive Corp.	9,895	1,378,373
Prudential Financial, Inc.	6,128	581,486
Travelers Cos., Inc.	3,915	639,359
W.R. Berkley Corp.	3,440	218,406
Willis Towers Watson PLC	1,822	380,725

		13,274,222

Interactive Media & Services - 5.8%
Alphabet, Inc., Class A (A)	99,785	13,057,865
Alphabet, Inc., Class C (A)	84,881	11,191,560
Match Group, Inc. (A)	4,608	180,518
Meta Platforms, Inc., Class A (A)	37,456	11,244,666

		35,674,609

IT Services - 1.2%
Accenture PLC, Class A	10,636	3,266,422
Akamai Technologies, Inc. (A)	2,601	277,110
Cognizant Technology Solutions Corp., Class A	8,638	585,138
DXC Technology Co. (A)	4,001	83,341
EPAM Systems, Inc. (A)	987	252,366
Gartner, Inc. (A)	1,333	458,032
International Business Machines Corp.	15,309	2,147,853
VeriSign, Inc. (A)	1,536	311,086

		7,381,348

Leisure Products - 0.0% (B)
Hasbro, Inc.	2,283	150,998

Life Sciences Tools & Services - 1.5%
Agilent Technologies, Inc.	4,910	549,036
Bio-Rad Laboratories, Inc., Class A (A)	370	132,627
Bio-Techne Corp.	2,727	185,627
Charles River Laboratories International, Inc. (A)	825	161,683
Danaher Corp.	11,052	2,742,001
Illumina, Inc. (A)	2,631	361,184
IQVIA Holdings, Inc. (A)	3,151	619,959
Mettler-Toledo International, Inc. (A)	376	416,634
Revvity, Inc.	2,134	236,234
Thermo Fisher Scientific, Inc.	6,496	3,288,080

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services (continued)
Waters Corp. (A)	1,003	$ 275,033
West Pharmaceutical Services, Inc.	1,252	469,763

		9,437,861

Machinery - 1.8%
Caterpillar, Inc.	8,580	2,342,340
Cummins, Inc.	2,375	542,592
Deere & Co.	4,549	1,716,702
Dover Corp.	2,339	326,314
Fortive Corp.	6,029	447,111
IDEX Corp.	1,287	267,722
Illinois Tool Works, Inc.	4,675	1,076,699
Ingersoll Rand, Inc.	6,899	439,604
Nordson Corp.	921	205,540
Otis Worldwide Corp.	7,026	564,258
PACCAR, Inc.	8,778	746,306
Parker-Hannifin Corp.	2,175	847,206
Pentair PLC	2,805	181,624
Snap-on, Inc.	903	230,319
Stanley Black & Decker, Inc.	2,607	217,893
Westinghouse Air Brake Technologies Corp.	3,049	324,017
Xylem, Inc.	4,084	371,766

		10,848,013

Media - 0.8%
Charter Communications, Inc., Class A (A)	1,712	752,972
Comcast Corp., Class A	69,220	3,069,215
Fox Corp., Class A	4,741	147,919
Fox Corp., Class B	2,115	61,081
Interpublic Group of Cos., Inc.	6,693	191,821
News Corp., Class A	6,649	133,379
News Corp., Class B	1,610	33,601
Omnicom Group, Inc.	3,386	252,189
Paramount Global, Class B	8,811	113,662

		4,755,839

Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	24,019	895,668
Newmont Corp.	13,333	492,654
Nucor Corp.	4,222	660,110
Steel Dynamics, Inc.	2,731	292,818

		2,341,250

Multi-Utilities - 0.7%
Ameren Corp.	4,498	336,585
CenterPoint Energy, Inc.	10,683	286,839
CMS Energy Corp.	4,945	262,629
Consolidated Edison, Inc.	5,900	504,627
Dominion Energy, Inc.	14,189	633,823
DTE Energy Co.	3,525	349,962
NiSource, Inc.	7,097	175,154
Public Service Enterprise Group, Inc.	8,296	472,125
Sempra	10,566	718,805
WEC Energy Group, Inc.	5,306	427,398

		4,167,947

Office REITs - 0.1%
Alexandria Real Estate Equities, Inc.	2,612	261,461
Boston Properties, Inc.	2,447	145,548

		407,009

Oil, Gas & Consumable Fuels - 4.3%
APA Corp.	5,299	217,789
Chevron Corp.	29,841	5,031,789

Transamerica Series Trust	Page 4

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips	20,140	$ 2,412,772
Coterra Energy, Inc.	12,973	350,920
Devon Energy Corp.	10,919	520,836
Diamondback Energy, Inc.	3,089	478,424
EOG Resources, Inc.	9,888	1,253,403
EQT Corp.	6,163	250,095
Exxon Mobil Corp.	67,328	7,916,426
Hess Corp.	4,690	717,570
Kinder Morgan, Inc.	32,762	543,194
Marathon Oil Corp.	10,633	284,433
Marathon Petroleum Corp.	6,725	1,017,762
Occidental Petroleum Corp.	11,159	723,996
ONEOK, Inc.	9,815	622,565
Phillips 66	7,489	899,803
Pioneer Natural Resources Co.	3,922	900,295
Targa Resources Corp.	3,831	328,393
Valero Energy Corp.	5,939	841,616
Williams Cos., Inc.	20,685	696,878

		26,008,959

Passenger Airlines - 0.2%
Alaska Air Group, Inc. (A)	2,239	83,022
American Airlines Group, Inc. (A)	11,053	141,589
Delta Air Lines, Inc.	10,828	400,636
Southwest Airlines Co.	10,073	272,676
United Airlines Holdings, Inc. (A)	5,651	239,037

		1,136,960

Personal Care Products - 0.2%
Estee Lauder Cos., Inc., Class A	3,938	569,238
Kenvue, Inc.	28,784	577,983

		1,147,221

Pharmaceuticals - 4.1%
Bristol-Myers Squibb Co.	35,418	2,055,661
Catalent, Inc. (A)	3,125	142,281
Eli Lilly & Co.	13,411	7,203,450
Johnson & Johnson	40,632	6,328,434
Merck & Co., Inc.	42,715	4,397,509
Organon & Co.	4,434	76,974
Pfizer, Inc.	95,080	3,153,804
Viatris, Inc.	20,516	202,288
Zoetis, Inc.	7,801	1,357,218

		24,917,619

Professional Services - 0.8%
Automatic Data Processing, Inc.	6,970	1,676,843
Broadridge Financial Solutions, Inc., ADR	2,001	358,279
Ceridian HCM Holding, Inc. (A)	2,638	178,988
Equifax, Inc.	2,068	378,816
Jacobs Solutions, Inc.	2,156	294,294
Leidos Holdings, Inc.	2,242	206,623
Paychex, Inc.	5,438	627,165
Paycom Software, Inc.	825	213,898
Robert Half, Inc.	1,865	136,667
Verisk Analytics, Inc.	2,439	576,189

		4,647,762

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A (A)	5,232	386,436
CoStar Group, Inc. (A)	6,854	527,004

		913,440

Residential REITs - 0.3%
AvalonBay Communities, Inc.	2,395	411,317

	Shares	Value
COMMON STOCKS (continued)
Residential REITs (continued)
Camden Property Trust	1,805	$ 170,717
Equity Residential	5,634	330,772
Essex Property Trust, Inc.	1,108	234,996
Invitation Homes, Inc.	9,725	308,185
Mid-America Apartment Communities, Inc.	1,918	246,751
UDR, Inc.	5,122	182,702

		1,885,440

Retail REITs - 0.3%
Federal Realty Investment Trust	1,283	116,278
Kimco Realty Corp.	10,623	186,859
Realty Income Corp.	11,411	569,865
Regency Centers Corp.	2,820	167,621
Simon Property Group, Inc.	5,542	598,702

		1,639,325

Semiconductors & Semiconductor Equipment - 7.3%
Advanced Micro Devices, Inc. (A)	27,132	2,789,712
Analog Devices, Inc.	8,539	1,495,094
Applied Materials, Inc.	14,250	1,972,913
Broadcom, Inc.	6,941	5,765,056
Enphase Energy, Inc. (A)	2,315	278,147
First Solar, Inc. (A)	1,647	266,139
Intel Corp.	70,304	2,499,307
KLA Corp.	2,319	1,063,633
Lam Research Corp.	2,268	1,421,514
Microchip Technology, Inc.	9,288	724,928
Micron Technology, Inc.	18,505	1,258,895
Monolithic Power Systems, Inc.	770	355,740
NVIDIA Corp.	41,542	18,070,355
NXP Semiconductors NV	4,400	879,648
ON Semiconductor Corp. (A)	7,232	672,214
Qorvo, Inc. (A)	1,654	157,907
QUALCOMM, Inc.	18,783	2,086,040
Skyworks Solutions, Inc.	2,619	258,207
SolarEdge Technologies, Inc. (A)	913	118,243
Teradyne, Inc.	2,543	255,470
Texas Instruments, Inc.	15,296	2,432,217

		44,821,379

Software - 10.0%
Adobe, Inc. (A)	7,666	3,908,893
ANSYS, Inc. (A)	1,442	429,067
Autodesk, Inc. (A)	3,597	744,255
Cadence Design Systems, Inc. (A)	4,614	1,081,060
Fair Isaac Corp. (A)	423	367,388
Fortinet, Inc. (A)	11,051	648,473
Gen Digital, Inc.	9,675	171,054
Intuit, Inc.	4,728	2,415,724
Microsoft Corp.	125,179	39,525,269
Oracle Corp.	26,477	2,804,444
Palo Alto Networks, Inc. (A)	5,117	1,199,630
PTC, Inc. (A)	1,812	256,724
Roper Technologies, Inc.	1,788	865,893
Salesforce, Inc. (A)	16,381	3,321,739
ServiceNow, Inc. (A)	3,436	1,920,587
Synopsys, Inc. (A)	2,551	1,170,833
Tyler Technologies, Inc. (A)	696	268,753

		61,099,786

Specialized REITs - 1.0%
American Tower Corp.	7,870	1,294,221
Crown Castle, Inc.	7,358	677,157
Digital Realty Trust, Inc.	4,890	591,788
Equinix, Inc.	1,566	1,137,323
Extra Space Storage, Inc.	3,604	438,174

Transamerica Series Trust	Page 5

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialized REITs (continued)
Iron Mountain, Inc.	4,948	$ 294,159
Public Storage	2,686	707,815
SBA Communications Corp.	1,853	370,915
VICI Properties, Inc.	16,692	485,737
Weyerhaeuser Co.	12,210	374,359

		6,371,648

Specialty Retail - 2.1%
AutoZone, Inc. (A)	312	792,477
Bath & Body Works, Inc.	3,986	134,727
Best Buy Co., Inc.	3,308	229,807
CarMax, Inc. (A)	2,642	186,869
Home Depot, Inc.	16,909	5,109,223
Lowe’s Cos., Inc.	9,855	2,048,263
O’Reilly Automotive, Inc. (A)	1,021	927,946
Ross Stores, Inc.	5,753	649,801
TJX Cos., Inc.	19,428	1,726,761
Tractor Supply Co.	1,853	376,252
Ulta Beauty, Inc. (A)	845	337,535

		12,519,661

Technology Hardware, Storage & Peripherals - 7.2%
Apple, Inc.	247,606	42,392,623
Hewlett Packard Enterprise Co.	21,878	380,021
HP, Inc.	14,615	375,606
NetApp, Inc.	3,680	279,238
Seagate Technology Holdings PLC	3,339	220,207
Western Digital Corp. (A)	5,359	244,531

		43,892,226

Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc., Class B	20,775	1,986,505
Ralph Lauren Corp.	631	73,253
Tapestry, Inc.	3,746	107,698
VF Corp.	5,200	91,884

		2,259,340

Tobacco - 0.6%
Altria Group, Inc.	30,178	1,268,985
Philip Morris International, Inc.	26,160	2,421,893

		3,690,878

Trading Companies & Distributors - 0.3%
Fastenal Co.	9,592	524,107
United Rentals, Inc.	1,171	520,592
WW Grainger, Inc.	741	512,653

		1,557,352

Water Utilities - 0.1%
American Water Works Co., Inc.	3,241	401,333

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (A)	8,706	1,219,275

Total Common Stocks (Cost $500,412,664)		605,705,327

Total Investments (Cost $500,412,664)		605,705,327
Net Other Assets (Liabilities) - 0.7%		4,120,674

Net Assets - 100.0%		$ 609,826,001

Transamerica Series Trust	Page 6

Transamerica S&P 500 Index VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2023

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	24	12/15/2023	$5,378,925	$5,190,600	$—	$(188,325)

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$605,705,327	$—	$—	$605,705,327

Total Investments	$605,705,327	$—	$—	$605,705,327

LIABILITIES
Other Financial Instruments
Futures Contracts (D)	$(188,325)	$—	$—	$(188,325)

Total Other Financial Instruments	$(188,325)	$—	$—	$(188,325)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	There were no transfers in or out of Level 3 during the period ended September 30, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(D)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Transamerica Series Trust	Page 7

Transamerica S&P 500 Index VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica S&P 500 Index VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 8